RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Fair value hierarchy) - USD ($) $ in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 237	$ 404	$ 799	$ 174	$ 336	$ 223
Property, plant and equipment, at fair value	25,774		27,096
Disclosure Of Financial Liabilities [Line items]
Contingent consideration	(17)		(18)
Liabilties for which fair value is disclosed
Long-term debt and credit facilities	(11,446)		(12,479)
Level 1
Disclosure of financial assets [line items]
Cash and cash equivalents	237
Restricted Cash And Cash Equivalents	223
Property, plant and equipment, at fair value	0
Disclosure Of Financial Liabilities [Line items]
Contingent consideration	0
Liabilties for which fair value is disclosed
Long-term debt and credit facilities	0
Level 2
Disclosure of financial assets [line items]
Cash and cash equivalents	0
Restricted Cash And Cash Equivalents	0
Property, plant and equipment, at fair value	0
Disclosure Of Financial Liabilities [Line items]
Contingent consideration	0
Liabilties for which fair value is disclosed
Long-term debt and credit facilities	(11,446)
Level 3
Disclosure of financial assets [line items]
Cash and cash equivalents	0
Restricted Cash And Cash Equivalents	0
Property, plant and equipment, at fair value	25,774
Disclosure Of Financial Liabilities [Line items]
Contingent consideration	(17)
Liabilties for which fair value is disclosed
Long-term debt and credit facilities	0
Energy Derivative Contracts
Disclosure of financial assets [line items]
Financial instrument assets	4		0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(10)		(19)
Energy Derivative Contracts | Level 1
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Energy Derivative Contracts | Level 2
Disclosure of financial assets [line items]
Financial instrument assets	4
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(10)
Energy Derivative Contracts | Level 3
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Interest Rate Swaps
Disclosure of financial assets [line items]
Financial instrument assets	16		6
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(134)		(155)
Interest Rate Swaps | Level 1
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Interest Rate Swaps | Level 2
Disclosure of financial assets [line items]
Financial instrument assets	16
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(134)
Interest Rate Swaps | Level 3
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Foreign exchange swaps
Disclosure of financial assets [line items]
Financial instrument assets	72		20
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(14)		(96)
Foreign exchange swaps | Level 1
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Foreign exchange swaps | Level 2
Disclosure of financial assets [line items]
Financial instrument assets	72
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(14)
Foreign exchange swaps | Level 3
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Available-for-sale investments
Disclosure of financial assets [line items]
Financial instrument assets	125		$ 159
Available-for-sale investments | Level 1
Disclosure of financial assets [line items]
Financial instrument assets	61
Available-for-sale investments | Level 2
Disclosure of financial assets [line items]
Financial instrument assets	64
Available-for-sale investments | Level 3
Disclosure of financial assets [line items]
Financial instrument assets	$ 0